UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Health Sciences Portfolio
HIGHLIGHTS
The Health Sciences Portfolio underperformed its benchmark and the broad equity market in the 12 months ended December 31,
2023.
On an absolute basis, the portfolio’s largest contributors and detractors during the period were in the pharmaceuticals subsector, where growing enthusiasm for glucagon-like peptide 1 (GLP-1) drugs led to a significant bifurcation between winners and losers in the group.
A handful of names in the biotechnology and life sciences subsectors also weighed on performance, while select companies in the products and devices segment benefited from a recovery in medical procedure volumes.
While 2023 proved to be a challenging year for health care investors, growth prospects are showing signs of improvement, and we continue to be encouraged by the level of innovation occurring in the sector.
Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading-edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Health Sciences Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Health Sciences Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Health Sciences Portfolio returned 2.96% in the 12-month period ended December 31, 2023. The portfolio
underperformed its benchmark, the Lipper Variable Annuity
Underlying Health/Biotechnology Funds Average, and the
broad equity market, as measured by the S&P 500 Index.
(Returns for the II Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Performance within the pharmaceuticals subsector was highly
bifurcated as the growing popularity and usage of GLP-1
medications led shares of Eli Lilly, which is a meaningful
position in the portfolio, and Novo Nordisk, which was a
relatively recent addition, higher. While our GLP-1-related
exposure helped performance within the segment, other names
we owned lagged, offsetting those contributions. The
portfolio’s position in Pfizer, which is no longer held, was a notable detractor as the company’s deteriorating base business and worries about the durability of its COVID portfolio led
shares lower throughout the year. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Other significant absolute detractors were found in
biotechnology. Shares of Novocure moved sharply higher at
the start of the year after the company announced that its
phase 3 trial evaluating tumor treating fields therapy in
non-small-cell lung cancer had met its primary endpoint, but the stock has since sold off amid investor uncertainty around the treatment’s efficacy. Our position in Beigene also hindered performance. Shares of the commercial-stage biotech company
faced headwinds from China’s health care anticorruption
campaign and were also weighed down by patent infringement
concerns for its lead product.
The life sciences subsector posted losses in 2023 as the group was hampered by a cyclical pullback in research and
development after an unusually strong period during the
pandemic. Lagging demand from bioprocessing customers and
a meaningful slowdown in China also weighed on the
segment. Shares of Agilent Technologies, which provides
instruments, software, services, and consumables for
laboratories, fell. Management lowered its full-year guidance in the second quarter due to softening instrumentation demand,
with early-stage biotech customers dramatically scaling back purchases as funding and liquidity challenges drove cash
conservation. Although widespread instrument weakness
could be a stronger-than-anticipated near-term headwind, we
expect Agilent to outperform over the long run, driven by its underappreciated business mix resilience and above-market
growth drivers.
Several names in the products and devices segment were
bright spots for the portfolio—despite recent fears that GLP-1 drugs could dampen future business prospects for a wide
swath of companies in the subsector—as medical procedure
volumes continued to improve and supply chain bottlenecks
and inflation further eased. Shares of Intuitive Surgical traded higher after the company reported results that showed a broad acceleration in procedure volumes, with management citing
strength in general surgery in the U.S. and non-urology
growth outside the U.S. The company increased its procedure
growth guidance, and systems placements were also higher
than expected. Medical device manufacturer Stryker also
outperformed during the year. Shares rose after the company
reported continued topline momentum and better-than-
anticipated earnings. Management also struck a confident
tone, messaging ongoing demand for both large and small
capital equipment, as well as an alleviation of the spot buy and inflationary pressures that had been a headwind in prior years.
How is the fund positioned?
From a high level, the areas that we have always favored
(companies developing innovative, game-changing therapies
and companies that are improving the standard of care in a
cost-effective manner) will remain areas we focus on because that is where we think investors can realize long-term value.
Biotechnology represents the portfolio’s largest subsector
allocation. When we consider the biotechnology space, we
generally place companies into one of two buckets: one
composed of the large, highly profitable, diversified biotech companies and the other composed of the innovative small-
and mid-cap biotech companies that have more concentrated
pipelines and lower revenue and profit profiles but offer much greater outlier return potential. Larger-cap biotech companies are experiencing generally solid/improving fundamentals, and valuations remain attractive to reasonable. Smaller-cap biotech companies faced a number of headwinds throughout much of
the year with higher rates creating a more challenging funding environment and several clinical disappointments broadly
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Health Sciences Portfolio 1.99% 2.96%
Health Sciences Portfolio–II 1.85 2.68
S&P 500 Index 8.04 26.29
Lipper Variable Annuity Underlying
Health/Biotechnology Funds
Average 2.55 3.64

T. ROWE PRICE Health Sciences Portfolio

weighing on the group. However, they enjoyed a resurgence in the latter part of the year as bond yields fell, the financing window showed signs of opening up, and an uptick in merger
and acquisition (M&A) activity helped provide a floor for
companies with promising pipelines. Even with the recent
sizable move higher, we think valuations for many of these
inventive companies remain attractive, and we continue to
look for opportunities to build positions in names that we
think have the potential to develop game-changing medicines
and become much larger companies over time.
Among biotechnology stocks, we initiated a position in
Amgen, a leading U.S.-based biopharma company, following
its strong second-quarter results, including a rebound in sales of its arthritis treatment Enbrel and several positive pipeline developments. We think Amgen is attractively valued at
current levels, and we appreciate the company’s promising
pipeline of drug candidates in indications like obesity and
small-cell lung cancer. On the other hand, we curtailed our
position in Regeneron Pharmaceuticals in the fourth quarter
following concerning early feedback regarding its recently
approved higher-dose formulation of Eylea, the company’s
retinal disease drug and a significant growth driver for the firm.
While we still appreciate Regeneron’s productive research and development platform, broad portfolio of FDA-approved
medicines, and pipeline of cancer assets, we moderated our
position on a reduced near-term risk/reward trade-off.
Pharmaceuticals companies are generally big businesses that
have scale and know-how in commercializing drugs, and we
think there is value to that business model. Within the
subsector, we have a notable exposure to incretin-focused
names, including Eli Lilly and Novo Nordisk, that we expect to continue outperforming given the relatively low penetration of high-efficacy GLP-1 agonist usage in treating obesity and
diabetes, as well as their broader potential to reduce
cardiovascular events, help patients suffering from sleep apnea and their possible implications for alcohol and tobacco abuse and Alzheimer’s disease. Conversely, we eliminated our
position in Pfizer and trimmed our stake in AstraZeneca
during the period.
The services subsector includes payors, providers, drug
distributors, and health care information tecnology companies that are improving affordability or access to health care.
Within the group, the bulk of our exposure is in the managed care industry, with a preference for those with diversified
businesses and larger Medicare Advantage exposure where the
growth environment remains healthy. Although we trimmed
our holding in UnitedHealth Group, it remains the largest
position in the portfolio. We also have significant exposure to
Elevance Health—our largest purchase in the subsector during the year—and Molina Healthcare.
Several of our largest purchases during the period were in the products and devices subsector. We appreciate the group’s
beneficial defensive attributes as companies in the segment
generally sell products that are in steady demand for medical procedures. Although wide swaths of names in the subsector
have more recently been pressured by fears of the potential
implications of GLP-1 drugs on their future businesses as well as macro headwinds in China, we maintain a favorable longer-
term view on companies that offer products and tools we
believe help doctors and offer quality of life benefits for
patients. During the period, we initiated positions in Edwards
Lifesciences, a global leader in patient-focused medical
innovations for structural heart disease and critical care
monitoring, and Boston Scientific, a medical technology
company developing pulsed field ablation systems, potentially one of the industry’s largest product cycles in years.
What is portfolio management’s outlook?
While 2023 proved to be a challenging year for health care
investors, we continue to be encouraged by the level of
innovation occurring in the sector. The U.S. Food and Drug
Administration’s Center for Drug Evaluation and Research
approved 55 new drugs in 2023, with many addressing large
disease categories where few, if any, treatment options had
previously existed. We think the pipeline of drug candidates in
2024 remains rich and could generate significant equity
opportunities as we move forward. Our overarching
investment philosophy is focused on innovation, and we
believe companies producing leading-edge therapeutics and
medical devices offer some of the market’s most attractive
growth areas for investors with a multiyear horizon.
INDUSTRY DIVERSIFICATION
..... Percent of Net Assets
6/30/23 12/31/23
Biotechnology 30.7% 28.9%
Services 21.5 22.4
Products and Devices 17.9 18.9
Pharmaceuticals 17.1 16.4
Life Sciences 12.1 11.2
Consumer Nondurables 0.4 0.2
Other and Reserves 0.3 2.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Health Sciences Portfolio

With the sector broadly underperforming in 2023 and growth
prospects showing signs of improvement, valuations for many
companies in the space have become more attractive. This is
particularly true among SMID-cap biotechnology companies,
where we tend to have a meaningful exposure in the portfolio given their outlier return potential and where positive
fundamental developments around clinical trial readouts,
M&A activity, product launches, and a reopening of the
financing window should provide additional support moving
ahead.
The unfolding 2024 U.S. election cycle is likely to increase political risks to the sector, but we are comfortable with how the portfolio is broadly positioned and will manage that risk with position size and, in the case of the drug companies, by investing in drugs with the greatest transformative potential.
Additionally, the longer-term tailwinds related to aging
populations, persistent clinical needs, and accelerating
innovation support our continued positive longer-term view
on the sector.
There is still much fertile ground to be explored with many
drugs and therapies to be developed, and the ongoing
expansion of the drug development toolbox is leading to new
therapeutic techniques that allow for improved patient
treatments in terms of both efficacy and safety. However, given how complex and idiosyncratic the health care landscape is—
where every single company is different—we maintain that the best way to invest in the sector is through a portfolio approach.
Furthermore, we believe our large staff of investment
professionals with extensive medical and scientific
backgrounds gives us an edge in conducting careful
fundamental research on firms of all sizes to develop insights that help us identify future winners.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Health Sciences Portfolio

RISKS OF GROWTH INVESTING
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior
earnings growth.
RISKS OF HEALTH SCIENCES PORTFOLIO INVESTING
Portfolios that invest only in specific industries will experience greater volatility than portfolios investing in a broad range of industries. Companies in the health sciences field are subject to special risks, such as increased competition within the
health care industry, changes in legislation or government
regulations, reductions in government funding, product
liability or other litigation, and the obsolescence of popular products.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
UnitedHealth Group 8.0%
Eli Lilly 8.0
Thermo Fisher Scientific 4.7
Intuitive Surgical 3.8
Elevance Health 3.5
Merck 3.5
Stryker 3.2
Danaher 2.8
Vertex Pharmaceuticals 2.7
AstraZeneca 2.0
Amgen 1.9
Argenx 1.8
Regeneron Pharmaceuticals 1.8
Molina Healthcare 1.7
Humana 1.6
Alnylam Pharmaceuticals 1.5
Penumbra 1.3
Becton Dickinson & Company 1.3
Cigna Group 1.2
Agilent Technologies 1.2
Novo Nordisk 1.1
Karuna Therapeutics 1.0
Blueprint Medicines 1.0
Immunocore Holdings 0.9
Centene 0.9
Total 62.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Health Sciences Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
HEALTH SCIENCES PORTFOLIO
Note: Performance for the II Class share will vary due to its differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service (12b-
1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Health Sciences Portfolio 2.96% 11.24% 11.30%
Health Sciences Portfolio–II 2.68 10.96 11.03
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Health Sciences Portfolio

HEALTH SCIENCES PORTFOLIO
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Health Sciences Portfolio
Actual $1,000.00 $1,019.90 $4.79
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.47   4.79
Health Sciences Portfolio–II
Actual   1,000.00   1,018.50   6.05
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.21   6.06
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Health Sciences Portfolio was
0.94%, and the
2
Health Sciences Portfolio–II was 1.19%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 55.74 $ 64.72 $ 61.04 $ 49.82 $ 40.34
Investment activities
Net investment loss
(1)(2)
(0.12) (0.13) (0.26) (0.12) (0.08)
Net realized and unrealized gain/loss 1.68 (7.95) 8.19 14.90 11.73
Total from investment activities 1.56 (8.08) 7.93 14.78 11.65
Distributions
Net realized gain (1.99) (0.90) (4.25) (3.56) (2.17)
NET ASSET VALUE
End of period $ 55.31 $ 55.74 $ 64.72 $ 61.04 $ 49.82
Ratios/Supplemental Data
Total return
(2)(3)
2.96% (12.47)% 13.10% 29.62% 28.95%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.95% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/payments by Price
Associates 0.94% 0.94% 0.94% 0.94% 0.94%
Net investment loss (0.21)% (0.23)% (0.40)% (0.23)% (0.17)%
Portfolio turnover rate 49.5% 27.9% 32.3% 38.0% 37.0%
Net assets, end of period (in thousands) $ 154,299 $ 153,188 $ 178,434 $ 159,718 $ 122,289
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 52.52 $ 61.19 $ 57.96 $ 47.48 $ 38.62
Investment activities
Net investment loss
(1)(2)
(0.24) (0.25) (0.40) (0.24) (0.19)
Net realized and unrealized gain/loss 1.56 (7.52) 7.77 14.16 11.22
Total from investment activities 1.32 (7.77) 7.37 13.92 11.03
Distributions
Net realized gain (1.99) (0.90) (4.14) (3.44) (2.17)
NET ASSET VALUE
End of period $ 51.85 $ 52.52 $ 61.19 $ 57.96 $ 47.48
Ratios/Supplemental Data
Total return
(2)(3)
2.68% (12.69)% 12.83% 29.27% 28.63%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.20% 1.20% 1.20% 1.20% 1.20%
Net expenses after waivers/payments by Price
Associates 1.19% 1.19% 1.19% 1.19% 1.19%
Net investment loss (0.47)% (0.48)% (0.64)% (0.47)% (0.42)%
Portfolio turnover rate 49.5% 27.9% 32.3% 38.0% 37.0%
Net assets, end of period (in thousands) $ 548,009 $ 576,092 $ 704,365 $ 626,850 $ 514,755
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.5%
BIOTECHNOLOGY 24.2%
Major Biotechnology 6.4%
Amgen  47,149 13,580
Biogen  (1) 15,456 4,000
Celldex Therapeutics  (1) 13,764 546
Exact Sciences  (1) 41,367 3,060
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $—  (1)
(2)(3) 167,424 95
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $—  (1)
(2)(3) 83,712 48
Neurocrine Biosciences  (1) 24,300 3,202
Royalty Pharma, Class A  37,444 1,052
Vertex Pharmaceuticals  (1) 46,974 19,113
44,696
Other Biotechnology 17.8%
ACADIA Pharmaceuticals  (1) 56,628 1,773
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $405  (1)(2)(3) 404,743 385
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1  (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156  (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156  (1)(2)(3) 331,976 76
Agios Pharmaceuticals  (1) 16,921 377
Akero Therapeutics  (1) 25,396 593
Alector  (1) 30,382 242
Allakos  (1) 58,100 159
Allogene Therapeutics  (1) 63,146 203
Alnylam Pharmaceuticals  (1) 55,749 10,671
Alpine Immune Sciences  (1) 9,600 183
Apellis Pharmaceuticals  (1) 62,621 3,749
Ardelyx  (1) 79,800 495
Arvinas  (1) 40,302 1,659
Ascendis Pharma, ADR  (1) 15,091 1,901
Aura Biosciences  (1) 27,542 244
Avidity Biosciences  (1) 58,184 527
BeiGene, ADR  (1) 27,346 4,932
Bicycle Therapeutics, ADR  (1) 9,604 174
Biohaven  (1) 78,441 3,357
BioMarin Pharmaceutical  (1) 46,141 4,449
Blueprint Medicines  (1) 74,497 6,872
Cargo Therapeutics  (1) 16,805 389
Cargo Therapeutics, Acquisition Date:
2/22/23 - 10/27/23, Cost $516  (1)(3) 38,005 880
Centessa Pharmaceuticals, ADR  (1) 49,127 391
CRISPR Therapeutics  (1) 11,523 721
Cytokinetics  (1) 39,204 3,273
Day One Biopharmaceuticals  (1) 14,130 206
Denali Therapeutics  (1) 24,383 523
Entrada Therapeutics  (1) 22,154 334
Evotec (EUR)  (1) 16,684 391
Shares $ Value
(Cost and value in $000s)
‡
Exelixis  (1) 47,550 1,141
Generation Bio  (1) 50,941 84
Genmab (DKK)  (1) 4,241 1,352
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 4
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 4
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 3
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253  (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169  (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169  (1)(2)(3) 168,785 —
IGM Biosciences  (1) 25,767 214
Immatics  (1) 49,518 521
Immuneering, Class A  (1) 51,546 379
Immunocore Holdings, ADR  (1) 92,346 6,309
Immunome  (1) 38,013 407
Incyte  (1) 23,964 1,505
Insmed  (1) 97,577 3,024
Intellia Therapeutics  (1) 8,273 252
Ionis Pharmaceuticals  (1) 62,081 3,141
Iovance Biotherapeutics  (1) 70,624 574
Karuna Therapeutics  (1) 22,979 7,273
Kymera Therapeutics  (1) 46,547 1,185
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $24  (1)(3) 1,900 7
Legend Biotech, ADR  (1) 62,937 3,787
Longboard Pharmaceuticals  (1) 25,781 155
Lyell Immunopharma  (1) 226,355 439
Moderna  (1) 3,500 348
Monte Rosa Therapeutics  (1) 51,821 293
MoonLake Immunotherapeutics  (1) 50,649 3,059
Morphic Holding  (1) 25,079 724
Novocure  (1) 73,164 1,092
Nuvalent, Class A  (1) 12,705 935
Pliant Therapeutics  (1) 22,237 403
Prelude Therapeutics  (1) 39,548 169
Prime Medicine  (1) 14,255 126
Prothena  (1) 40,199 1,461
PTC Therapeutics  (1) 12,501 345
RAPT Therapeutics  (1) 23,842 592
Regeneron Pharmaceuticals  (1) 14,758 12,962
Relay Therapeutics  (1) 121,248 1,335
Repligen  (1) 12,850 2,310
Replimune Group  (1) 70,464 594
REVOLUTION Medicines  (1) 66,758 1,915
REVOLUTION Medicines, Warrants,
11/14/28  (1) 11,096 4
Rocket Pharmaceuticals  (1) 39,688 1,189
Sage Therapeutics  (1) 14,446 313

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Sana Biotechnology  (1) 95,147 388
Sarepta Therapeutics  (1) 22,354 2,156
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (1)
(3) 6,855 89
Scholar Rock Holding  (1) 92,633 1,742
SpringWorks Therapeutics  (1) 49,820 1,818
Tenaya Therapeutics  (1) 59,906 194
Ultragenyx Pharmaceutical  (1) 60,717 2,903
Voyager Therapeutics  (1) 34,981 295
Xencor  (1) 32,844 697
Zai Lab, ADR  (1) 64,626 1,766
Zentalis Pharmaceuticals  (1) 43,465 659
124,965
Total Biotechnology 169,661
LIFE SCIENCES 9.7%
Life Sciences 9.7%
Agilent Technologies  59,297 8,244
Bio-Techne  22,864 1,764
Bruker  32,302 2,374
Charles River Laboratories
International  (1) 5,786 1,368
Danaher  83,844 19,397
Ginkgo Bioworks Holdings, Class A  (1) 91,250 154
Illumina  (1) 6,708 934
Pacific Biosciences of California  (1) 126,854 1,244
SomaLogic, Warrants, 8/31/26  (1) 4,962 1
Thermo Fisher Scientific  61,607 32,700
Total Life Sciences 68,180
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings  (1) 24,783 226
Total Miscellaneous 226
PHARMACEUTICALS 16.0%
Major Pharmaceuticals 15.3%
AbbVie  29,594 4,586
AstraZeneca, ADR  205,424 13,836
Daiichi Sankyo (JPY)  46,000 1,260
Eli Lilly  96,470 56,234
Merck  222,356 24,241
Novo Nordisk, ADR  74,667 7,724
107,881
Specialty Pharmaceuticals 0.7%
Zoetis  24,079 4,752
4,752
Total Pharmaceuticals 112,633
PRODUCTS & DEVICES 17.9%
Capital Equipment 0.2%
PROCEPT BioRobotics  (1) 32,808 1,375
1,375
Implants 10.6%
Becton Dickinson & Company  36,242 8,837
Boston Scientific  (1) 88,765 5,132
Edwards Lifesciences  (1) 66,893 5,101
Shares $ Value
(Cost and value in $000s)
‡
Intuitive Surgical  (1) 79,314 26,757
iRhythm Technologies  (1) 5,092 545
Stryker  75,697 22,668
Teleflex  9,992 2,491
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643  (1)(2)(3) 5,220 509
Zimmer Biomet Holdings  17,848 2,172
74,212
Other Products & Devices 7.1%
10X Genomics, Class A  (1) 67,127 3,756
Argenx, ADR  (1) 34,081 12,966
Avantor  (1) 113,329 2,587
Catalent  (1) 55,918 2,512
Dexcom  (1) 39,215 4,866
Hologic  (1) 67,369 4,814
Insulet  (1) 12,343 2,678
Lantheus Holdings  (1) 25,693 1,593
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452  (1)(2)(3) 385,684 154
Penumbra  (1) 37,240 9,367
Saluda Medical, Warrants, 1/20/27,
Acquisition Date: 1/20/22, Cost $—  (1)
(2)(3) 4,672 14
Shockwave Medical  (1) 22,884 4,361
49,668
Total Products & Devices 125,255
SERVICES 20.8%
Distribution 0.6%
Cencora  7,600 1,561
McKesson  6,117 2,832
4,393
Information 0.5%
GeneDx Holdings  (1) 1,938 6
GeneDx Holdings, Warrants,
7/22/26  (1) 11,396 —
Veeva Systems, Class A  (1) 17,085 3,289
3,295
Other Services 1.5%
Guardant Health  (1) 30,849 835
ICON  (1) 8,900 2,519
IQVIA Holdings  (1) 8,632 1,997
West Pharmaceutical Services  14,942 5,261
10,612
Payors 17.0%
Alignment Healthcare  (1) 41,833 360
Centene  (1) 80,781 5,995
Cigna Group  28,059 8,402
Elevance Health  52,504 24,759
Humana  23,893 10,939
Molina Healthcare  (1) 33,827 12,222
UnitedHealth Group  107,319 56,500
119,177
Providers 1.2%
agilon health  (1) 119,017 1,494
HCA Healthcare  21,592 5,844

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners  (1) 38,596 1,235
8,573
Total Services 146,050
Total Miscellaneous Common
Stocks  4.9%  (4) 34,534
Total Common Stocks (Cost
$340,855) 656,539
CONVERTIBLE PREFERRED STOCKS 4.3%
BIOTECHNOLOGY 1.7%
Other Biotechnology 1.7%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398  (1)(2)(3) 23,994 398
Avalyn Pharma, Series C-1, Acquisition
Date: 9/22/23, Cost $284  (1)(2)(3) 388,595 284
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500  (1)(2)(3) 235,778 613
Chroma Medicine, Series
B, Acquisition Date: 2/8/23,
Cost $198  (1)(2)(3) 76,097 198
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21 - 4/7/22, Cost $320  (1)
(2)(3) 154,525 749
Delfi Diagnostics, Series B, Acquisition
Date: 6/10/22, Cost $407  (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810  (1)(2)(3) 45,781 984
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $195  (1)(2)(3) 9,072 195
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398  (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282  (1)
(2)(3) 19,483 210
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296  (1)(2)(3) 27,546 296
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001  (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201  (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191  (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465  (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248  (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481  (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486  (1)(2)(3) 85,928 486
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471  (1)(2)(3) 52,537 220
Shares $ Value
(Cost and value in $000s)
‡
Odyssey Therapeutics, Acquisition
Date: 10/25/23, Cost $25  (1)(2)(3) 4,902 25
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319  (1)(2)(3) 50,567 263
Rapport Therapeutics, Series
B, Acquisition Date: 8/7/23,
Cost $162  (1)(2)(3) 96,398 162
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404  (1)(2)(3) 43,885 404
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198  (1)(2)(3) 21,482 198
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497  (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278  (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239  (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357  (1)(2)(3) 17,475 357
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830  (1)(2)(3) 106,061 830
Total Biotechnology 11,758
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501  (1)(2)(3) 46,567 501
501
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date:
4/7/21, Cost $553  (1)(2)(3) 38,140 54
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120  (1)(2)(3) 40,875 57
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501  (1)(2)(3) 13,310 257
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430  (1)(2)(3) 20,165 291
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199  (1)(2)(3) 1,991 76
735
Total Consumer Nondurables 1,236
LIFE SCIENCES 1.0%
Life Sciences 1.0%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497  (1)(2)(3) 89,839 673
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99  (1)(2)(3) 141,298 65
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99  (1)(2)(3) 141,298 99

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595  (1)(2)(3) 171,440 106
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR)  (1)
(2)(3) 1,132 937
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797  (1)(2)(3) 38,785 702
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572  (1)(2)(3) 64,740 188
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396  (1)(2)(3) 221 201
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741  (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854  (1)(2)(3) 19,224 1,168
Total Life Sciences 7,434
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Acquisition Date:
11/13/23, Cost $125  (1)(2)(3) 83,280 110
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255  (1)(2)(3) 150,708 259
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97  (1)
(2)(3) 51,079 89
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199  (1)(2)(3) 83,857 151
609
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $391  (1)(2)(3) 403,778 343
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $566  (1)(2)(3) 556,501 473
816
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397  (1)(2)(3) 31,146 277
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $196  (1)(2)(3) 24,280 196
473
Total Products & Devices 1,898
SERVICES 1.1%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313  (1)(2)(3) 26,533 238
238
Other Services 1.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467  (1)(2)(3) 169,277 616
Shares $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826  (1)(2)(3) 101,939 371
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325  (1)(2)(3) 71,397 529
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276  (1)(2)(3) 41,732 310
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179  (1)(2)(3) 23,669 176
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61  (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53  (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384  (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157  (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533  (1)(2)(3) 56,856 2,418
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629  (1)(2)(3) 37,551 1,685
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197  (1)(2)(3) 7,944 369
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196  (1)(2)(3) 5,107 248
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302  (1)(2)(3) 5,275 205
7,751
Providers 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339  (1)(2)(3) 140,829 165
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300  (1)(2)(3) 94,916 111
276
Total Services 8,265
Total Convertible Preferred Stocks
(Cost $27,618) 30,591
PREFERRED STOCKS 0.4%
LIFE SCIENCES 0.4%
Life Sciences 0.4%
Sartorius (EUR)  7,719 2,835
Total Life Sciences 2,835
Total Preferred Stocks (Cost $1,113) 2,835

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve
Fund, 5.42%  (5)(6) 13,820,429 13,820
Total Short-Term Investments (Cost
$13,820) 13,820
Total Investments in Securities
100.2% of Net Assets
(Cost $383,406) $ 703,785
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $33,059 and represents 4.7% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 154+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 8,291  ¤   ¤ $ 13,820^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $154 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $13,820.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $383,406) $ 703,785
Receivable for investment securities sold 559
Receivable for shares sold 488
Dividends receivable 328
Foreign currency (cost $86) 88
Other assets 277
Total assets 705,525
Liabilities
Payable for investment securities purchased 1,906
Payable for shares redeemed 615
Investment management and administrative fees payable 589
Other liabilities 107
Total liabilities 3,217
NET ASSETS $ 702,308
Net Assets Consist of:
Total distributable earnings (loss) $ 321,135
Paid-in capital applicable to 13,358,946 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 381,173
NET ASSETS $ 702,308
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
(Net assets: $154,299; Shares outstanding: 2,789,771) $ 55.31
Health Sciences Portfolio - II Class
(Net assets: $548,009; Shares outstanding: 10,569,175) $ 51.85

T. ROWE PRICE Health Sciences Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Dividend income (net of foreign taxes of $42) $ 5,051
.... ... ...
Expenses
Investment management and administrative expense 6,627
Rule 12b-1 fees Health Sciences Portfolio - II Class 1,367
Waived / paid by Price Associates (70)
Net expenses 7,924
Net investment loss (2,873)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 35,450
Foreign currency transactions (11)
Net realized gain 35,439
Change in net unrealized gain / loss
Securities (14,676)
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss (14,658)
Net realized and unrealized gain / loss 20,781
INCREASE IN NET ASSETS FROM OPERATIONS
$ 17,908

T. ROWE PRICE Health Sciences Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,873) $ (3,151)
Net realized gain (loss) 35,439 (1,779)
Change in net unrealized gain / loss (14,658) (108,572)
Increase (decrease) in net assets from operations 17,908 (113,502)
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class (5,381) (2,438)
Health Sciences Portfolio - II Class (20,335) (9,767)
Decrease in net assets from distributions (25,716) (12,205)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 12,277 17,783
Health Sciences Portfolio - II Class 48,189 73,001
Distributions reinvested
Health Sciences Portfolio Class 5,381 2,438
Health Sciences Portfolio - II Class 20,335 9,767
Shares redeemed
Health Sciences Portfolio Class (15,613) (20,386)
Health Sciences Portfolio - II Class (89,733) (110,415)
Decrease in net assets from capital share transactions (19,164) (27,812)
Net Assets
Decrease during period (26,972) (153,519)
Beginning of period 729,280 882,799
End of period $ 702,308 $ 729,280
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 223 318
Health Sciences Portfolio - II Class 931 1,372
Distributions reinvested
Health Sciences Portfolio Class 102 44
Health Sciences Portfolio - II Class 409 187
Shares redeemed
Health Sciences Portfolio Class (283) (371)
Health Sciences Portfolio - II Class (1,740) (2,101)
Decrease in shares outstanding (358) (551)

T. ROWE PRICE Health Sciences Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health
Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health
Sciences Portfolio (Health Sciences Portfolio Class) and the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health
Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Health Sciences Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Health Sciences Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(6,610,000) for the year ended December 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 648,564 $ 6,494 $ 1,481 $ 656,539
Convertible Preferred Stocks — — 30,591 30,591
Preferred Stocks — 2,835 — 2,835
Short-Term Investments 13,820 — — 13,820
Total $ 662,384 $ 9,329 $ 32,072 $ 703,785
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 2,838 $ 175 $ — $ (1,532) $ 1,481
Convertible Preferred Stocks 33,708 (6,127) 3,010 — 30,591
Total $ 36,546 $ (5,952) $ 3,010 $ (1,532) $ 32,072

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,481 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% - 100% 50% Decrease
Market
comparable
Enterprise value
to sales multiple
1.7x – 7.9x 6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise value
to gross profit
multiple
4.7x 4.7x Increase
Discount for lack
of marketability
10% 10% Decrease
Expected
present value
Discount rate for
cost of equity
5% - 7% 5% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Timing of events 1.08 – 3.19
yrs
1.65 yrs Decrease
Options pricing
model
Private company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible Preferred Stocks $ 30,591 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion ratio
rights
—# —# —#
Premium for
cumulative
preferred
dividend rights
10% - 25% 13% Increase
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise value
to sales multiple
2.1x – 5.7x 4.6x Increase
Sales growth
rate
19% - 97% 28% Increase

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise value
to gross profit
multiple
3.7x – 8.6x 7.1x Increase
Gross profit
growth rate
23% 23% Increase
Projected
enterprise value
to sales
1.1x – 7.6x 6.5x Increase
Projected
enterprise value
to gross profit
multiple
6.8x – 8.4x 7.6x Increase
Projected
enterprise value
to EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
5% - 80% 36% Increase
Rate of return 40% 40% Decrease
Discount to
public company
multiples
31% - 52% 42% Decrease
Discount rate for
cost of capital
15% - 25% 16% Decrease
Discount for
uncertainty
80% - 100% 96% Decrease
Discount for lack
of marketability
10% 10% Decrease
Options pricing
model
Private company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Portfolio

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased
PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/
or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $343,041,000 and $394,850,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ — $ 219
Long-term capital gain 25,716 11,986
Total distributions $ 25,716 $ 12,205
($000s)
Cost of investments $ 393,535
Unrealized appreciation $ 341,262
Unrealized depreciation (30,989)
Net unrealized appreciation (depreciation) $ 310,273

T. ROWE PRICE Health Sciences Portfolio

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.95% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.94% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $70,000 and allocated ratably in the amounts of $15,000 and $55,000 for the Health Sciences Portfolio Class and Health Sciences Portfolio-II Class, respectively, for the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by
($000s)
Undistributed long-term capital gain $ 10,862
Net unrealized appreciation (depreciation) 310,273
Total distributable earnings (loss) $ 321,135

T. ROWE PRICE Health Sciences Portfolio

members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $19,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 8 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE Health Sciences Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Health Sciences Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Health
Sciences Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Health Sciences Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $25,716,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,745,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $4,015,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Health Sciences Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Health Sciences Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Health Sciences Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Health Sciences Portfolio

Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281749 E309-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024